ING Variable Insurance Trust

ING VP Global Equity Dividend Portfolio

Supplement dated February 1, 2008 to the

ING VP Global Equity Dividend Prospectus

dated April 30, 2007

On January 31, 2008, the Board of Trustees of ING Variable Insurance Trust approved a proposal to liquidate ING VP Global Equity Dividend Portfolio. The proposed liquidation is subject to shareholder approval.  If shareholder approval is obtained, it is expected that the liquidation will take place during the second quarter of 2008.  Shareholders will be notified if the liquidation is not approved.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING Variable Insurance Trust

ING VP Global Equity Dividend Portfolio

Supplement dated February 1, 2008 to

The ING VP Global Equity Dividend Portfolio

Statement of Additional Information (“SAI”)

dated April 30, 2007

On January 31, 2008, the Board of Trustees of ING Variable Insurance Trust approved a proposal to liquidate ING VP Global Equity Dividend Portfolio. The proposed liquidation is subject to shareholder approval.  If shareholder approval is obtained, it is expected that the liquidation will take place during the second quarter of 2008.  Shareholders will be notified if the liquidation is not approved.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE